Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jul. 10, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	330,000,000	330,000,000		330,000,000
Common stock, shares issued	2,876,757	1,730,051		296,000
Common stock, shares outstanding	2,876,757	1,730,051		296,019